Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss, basic	$ (62,570)	$ (32,325)	$ (157,291)	$ (121,652)
Net loss, diluted	$ (62,570)	$ (32,325)	$ (157,291)	$ (121,652)
Weighted average common shares outstanding, Basic (in shares)	334,919,905	275,958,168	287,527,234	244,163,821
Weighted average common shares outstanding, Diluted (in shares)	334,919,905	275,958,168	287,527,234	244,163,821
Basic net loss per share (in dollars per share)	$ (0.19)	$ (0.12)	$ (0.55)	$ (0.50)
Diluted net loss per share (in dollars per share)	$ (0.19)	$ (0.12)	$ (0.55)	$ (0.50)
Sponsor Earnback Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,319,980		1,319,980
Warrants to purchase common stock,
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	13,904,628	13,985,224	13,904,628	13,904,628
Sponsor Earnback Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,015,190	1,015,190	1,015,190
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	10,704,645		10,704,645	10,704,645